Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

December 31, 2018 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	16,559	5,449	766	11,876
Distribution	10,580	3,561	75	7,094
Communication	1,121	804	33	350
Administration and service	1,548	893	58	713
Easements	647	75	—	572
	30,455	10,782	932	20,605

December 31, 2017 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	15,509	5,162	989	11,336
Distribution	10,213	3,513	149	6,849
Communication	1,088	742	22	368
Administration and service	1,561	857	46	750
Easements	638	70	—	568
	29,009	10,344	1,206	19,871

Financing charges capitalized on property, plant and equipment under construction were $51 million in 2018 (2017 - $54 million).